Pursuant to Rule 497(e)
                                                      Registration No. 333-43587
================================================================================
                                                                MMA Praxis Class
                                                                   P.O. Box 5356
                                                       Cincinnati, OH 45201-5356
Pax World Money Market Fund, Inc.                                 (800) 9-PRAXIS

--------------------------------------------------------------------------------

                       Supplement dated September 6, 2005,
              to the MMA Praxis Class Prospectus dated May 31, 2005


Effective September 26, 2005, Integrated Fund Services, Inc. will replace BISYS Fund Services, Inc. as transfer agent for the MMA Praxis Class of the Pax World Money Market Fund, Inc. The Board of Directors approved the change in transfer agents at the board meeting held on July 21, 2005. Accordingly, the following changes to the Prospectus are effective September 26, 2005.

On pages 13 and 14, under the section "By Regular Mail," on page 19 under the section "Instructions For Exchanging Shares," and on the back cover, the address "P.O. Box 182446, Columbus, OH 43218-2446" for MMA Praxis Mutual Funds, is replaced with "P.O. Box 5356, Cincinnati, OH 45201-5356."

On page 13, under the heading "Purchasing And Adding To Your Shares," the second paragraph is deleted and the third paragraph is deleted and replaced with the following:

         "The Fund may waive the following minimum purchase requirements and it reserves the right to reject any purchase order for its shares. All purchases must be in US dollars. No cash, money orders, traveler's checks, credit card checks, or counter checks will be accepted. Certain starter and third party checks may not be accepted for initial purchase. The Fund reserves the right to reject any purchase order for its shares. In addition, the Fund may refuse to accept certain other forms of payment at its discretion. Certificates for Fund shares will not be issued to investors."

On page 14, the section "By Overnight Service" is deleted and replaced with the following:

         "By Overnight Service

         Please call (800) 9-PRAXIS for mailing instructions."

On page 14, under the heading "Electronic Purchases," the fourth paragraph is deleted and replaced with the following:

         "When an electronic purchase or sale is made through the ACH, it may take up to 5 days to clear."

On page 15, under the heading "Selling Your Shares" the second paragraph is deleted and replaced with the following:

         "You may sell your shares at any time, subject to the policies set forth under "General Policies on Selling Shares" below. Your sales price will be the next net asset value after your sell order is received by the MMA Praxis Class transfer agent or a qualified Participating Organization. Normally you will receive your proceeds within a week after your request is received. See "General Policies on Selling Shares" below."

On page 15, the section "By Overnight Service" is deleted and replaced with the following:

         "See instruction 1 above under By Mail.

2. Please call (800) 9-PRAXIS for mailing instructions.

         Note: A $10.00 overnight mail fee may be charged to your account."

On page 16, under the heading "Automatic Withdrawal Plan" these bulleted points are deleted:

 "o      Your account must have a value of $10,000 or more to start withdrawals.

  o If the value of your account falls below $500 due to your withdrawals, you may be asked to add sufficient funds to bring the account back to $500 within 60 days, or the Fund may close your account and mail the proceeds to you."

On page 17, under the heading "Check Writing Privileges," the second sentence in the third paragraph is deleted and replaced with the following:

         "Checks drawn on a jointly owned account require only one signature."

On pages 17 and 18, the information under the section "Redemptions In Writing Required" is deleted and replaced with the following:

         "You must request redemptions in writing in the following situations:

         1. Redemptions from Individual Retirement Accounts ("IRAs"), 403(b) accounts and other qualified plans.

         2. Redemptions requiring a signature guarantee. The following circumstances require that your request to sell shares be made in writing accompanied by an original signature guarantee to help protect against fraud. We accept original signature guarantees from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations participating in a Medallion program. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and New York Stock Exchange, Inc. Medallion Signature Program (MSP). SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THESE PROGRAMS WILL NOT BE ACCEPTED.

              o   Redemptions over $50,000

              o Your account registration or the requested payee instruction (including bank instructions) has changed within the last 30 days

              o   The check is not being mailed to the address on your account.

              o The check is not being made payable to the owner of the account.

              o The redemption proceeds are being transferred to another Fund account with a different registration.

              o The redemption proceeds are being sent to new or different bank account instructions than what is on file."

On page 19, under the heading "Instructions For Exchanging Shares" the second paragraph is deleted and replaced with the following:

         "You must meet the minimum investment requirements for the fund into which you are exchanging. Exchanges from one fund to another are taxable events that may create a gain or loss. Exchanges may be made by sending a written request to MMA Praxis Mutual Funds, P.O. Box 5356, Cincinnati, OH 45201-5356, or by calling (800) 9-PRAXIS. Please provide the following information:"

                                                                 mma_sup09/06/05

                                                         Pursuant to Rule 497(e)
                                                      Registration No. 333-43587
================================================================================

PAX WORLD MONEY MARKET FUND, INC.

                                                         600 Fifth Avenue
                                                         New York, NY 10020-2302
                                                         (212) 830-5345
                                                         (800) 433-1918
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                       Supplement dated September 6, 2005
          to the Statement of Additional Information dated May 31, 2005

Effective September 26, 2005, Integrated Fund Services, Inc. will replace BISYS Fund Services, Inc. as transfer agent for the MMA Praxis Class of the Pax World Money Market Fund, Inc. The Board of Directors approved the change in transfer agents at the board meeting held on July 21, 2005. Accordingly, the following changes to the Statement of Additional Information are effective September 26, 2005.

On page 20, under the heading "Custodian and Transfer Agents," the first paragraph is deleted and replaced with the following:

         "The Bank of New York, 101 Barclay Street, New York, NY 10286 is custodian for the Fund's cash and securities. Reich & Tang Services, Inc. ("Reich & Tang"), 600 Fifth Avenue, New York, New York 10020, an affiliate of the Fund, is transfer agent and dividend disbursing agent for the Institutional Class and Broker Service Class shares of the Fund. As transfer agent for the Institutional Class and Broker Services Class shares of the Fund, Reich & Tang performs various functions, including the processing of shareholder purchase, redemption and exchange transactions and the maintenance of shareholder records regarding such transactions. As dividend disbursing agent for the Institutional Class and Broker Service Class, Reich & Tang makes dividend payments to Fund shareholders on behalf of the Fund and perform certain record keeping and reporting regarding such payments. PFPC, Inc., 101 Sabin Street Pawtucket, RI 02860-1427 is the transfer agent and dividend agent for the Individual Investor Class shares of the Fund. Integrated Fund Services is the transfer agent and dividend agent for the MMA Praxis Class shares of the Fund. The custodian and transfer agents do not assist in, and are not responsible for, investment decisions involving assets of the Fund."